Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Change in non-cash working capital
Accounts receivable	$ (6,858)	$ (2,828)	$ (7,070)	$ 1,494
Accounts payable and accrued liabilities	859	(1,285)	(1,020)	(742)
Other	(1,804)	(1,392)	(1,685)	(1,637)
Total change in non-cash working capital	$ (7,803)	$ (5,505)	$ (9,775)	$ (885)